Cash Flow Reconciliations	6 Months Ended
Jun. 30, 2021
Cash Flow Reconciliations
Cash Flow Reconciliations

17. Cash Flow Reconciliations

The reconciliation of the Group’s financing activities for the periods ended June 30, 2020, and June 30, 2021, are presented in the tables below:

A reconciliation of borrowings arising from financing activities is as follows:

			Other		Deferred
			comprehensive	Non-cash	financing
	Opening balance	Cash flows	income	items	costs, assets	Borrowings
January 1, 2020	3,147,395	—	—	—	—	3,147,395
Proceeds from loans	—	401,911	—	—	—	401,911
Loan and bond repayments	—	(150,508)	—	(8,063)	—	(158,571)
Payment for bond repurchase at a premium	—	(1,937)	—	—	—	(1,937)
Additions in deferred loan fees	—	(7,605)	—	982	(1,375)	(7,998)
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 16)	—	—	—	7,514	—	7,514
Retranslation of the NOK 2024 Bonds in USD	—	—	(9,098)	(6,174)	—	(15,272)
June 30, 2020	3,147,395	241,861	(9,098)	(5,741)	(1,375)	3,373,042

			Other		Deferred
			comprehensive	Non-cash	financing costs,
	Opening balance	Cash flows	income	items	assets	Borrowings
January 1, 2021	3,773,221	—	—	—	—	3,773,221
Proceeds from loans	—	318,913	—	—	—	318,913
Loan and bond repayments	—	(266,770)	—	—	—	(266,770)
Additions in deferred loan fees	—	(4,329)	—	(392)	(1,905)	(6,626)
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 16)	—	—	—	10,717	—	10,717
Retranslation of the NOK 2024 Bonds in USD	—	—	(207)	—	—	(207)
June 30, 2021	3,773,221	47,814	(207)	10,325	(1,905)	3,829,248

A reconciliation of derivatives arising from financing activities is as follows:

			Other
			comprehensive		Net derivative
	Opening balance	Cash flows	loss	Non-cash items	liabilities
January 1, 2020	(45,931)	—	—	—	(45,931)
Unrealized loss on derivative financial instruments held for trading (Note 16)	—	—	—	(80,472)	(80,472)
Ineffective portion of cash flow hedges (Note 16)	—	—	—	218	218
Payment for interest rate swaps termination	—	10,811	—	—	10,811
Proceeds from entering into interest rate swaps	—	(10,770)	—	—	(10,770)
Payment for CCS termination/modification	—	4,051	—	(4,051)	—
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(11,327)	—	(11,327)
June 30, 2020	(45,931)	4,092	(11,327)	(84,305)	(137,471)

		Other
	Opening	comprehensive		Net derivative
	balance	loss	Non-cash items	liabilities
January 1, 2021	(107,760)	—	—	(107,760)
Unrealized gain on derivative financial instruments held for trading (Note 16)	—	—	31,457	31,457
Ineffective portion of cash flow hedges (Note 16)	—	—	114	114
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(310)	—	(310)
June 30, 2021	(107,760)	(310)	31,571	(76,499)